Derivatives (Earned Income On Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 1,273	$ 1,120	$ 309
Derivatives Designated as Hedging Instruments [Member] | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	219	158	135
Derivatives Designated as Hedging Instruments [Member] | Interest credited to policyholder account balances
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	25	101	150
Derivatives Designated as Hedging Instruments [Member] | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(6)	(3)	(6)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(5)	(4)	(6)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	1,024	828	328
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 16	$ 40	$ (292)